Mezzanine equity	6 Months Ended
Jun. 30, 2024
Temporary Equity Disclosure [Abstract]
Mezzanine equity
7.	Mezzanine equity
Details of the Company’s mezzanine equity are discussed in Note 9 of the 2023 Consolidated Financial Statements. No additional transactions took place during the in the six-month
period
ended June 30, 2024.